Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Aegis High Yield Fund (Prospectus Summary) | Aegis High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aegis High Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment goal is to seek maximum total return with an emphasis on high current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the
Fund's operating expenses remain the same and that the expense limitation
		agreement is not extended beyond its initial term.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Aegis High Yield Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in high-yield fixed-income securities, which include debt securities and preferred stocks. The Fund invests in a diversified portfolio of lower-quality, high-risk
U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or
"junk bonds") that are rated below investment grade by Moody's Investor Service,
Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Ratings
("Fitch") (which may include bonds having default credit ratings), or that are unrated but are considered by the Advisor, to be of comparable quality. (See the table of corporate bond ratings in the Appendix.) The Fund may also invest in preferred stocks. The Fund may invest up to 20% of its assets in other assets, including but not limited to common stocks, warrants, investment-grade bonds, forward currency exchange contracts and options on securities.

High yield fixed-income securities generally provide a high current income in an effort to compensate investors for a significantly higher risk of loss and risk of default than higher quality securities. These fixed-income securities are considered speculative securities.

The Advisor chooses securities based on careful credit research and seeks to purchase securities at prices that represent a meaningful discount to the estimated intrinsic value of the securities as determined by the Advisor. The
Fund may invest in securities in default or bankruptcy when the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Advisor will evaluate each security based on the security's overall credit risk and the issuer's asset coverage measures such as cash flow coverage ratios, corporate asset values, the issue's seniority in the issuer's capital structure, the expected volatility of corporate cash flows and asset values, and the issue's particular credit covenants.

The Fund's investments may include high yield fixed-income securities of former blue chip companies that are attempting to recover from business setbacks or a cyclical downturn (commonly known as "turnaround situations"), firms with weak cash flow characteristics, firms with heavy debt loads, or companies electing to borrow to pursue an acquisition strategy.

The Fund's portfolio may include convertible bonds. Convertible bond issues, unlike conventional high-yield bonds, give the bondholder the right to convert a bond into a specified number of shares of common stock of the issuing company. Such bonds will generally be more volatile because their market value is influenced by the price action of the underlying stock, and the conversion feature provides the possibility of capital appreciation beyond par value.

The Fund may invest in foreign securities. In recent years, many foreign companies have issued fixed-income securities denominated in U.S. Dollars and rated below investment grade. These securities may have higher yields than similar domestic securities, but present special risks including political and legal risks, greater liquidity risks, and currency exchange risks.

The Advisor typically will sell securities that have undergone a significant deterioration in their fundamental credit quality and intrinsic value, or securities that have appreciated to a point where their potential return is less
		attractive than that of other available securities of comparable credit quality.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Aegis High Yield Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: fixed income securities in general, high yield fixed income securities, and fixed income securities of foreign issuers. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled
"Additional Information About the Investment Strategies and Risks of the Fund."

· High Yield Security Risk  Investment in high yield securities can involve a substantial risk of loss. These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer's ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.

· Credit Risk Credit risk represents the possibility of losses in the event that a bond issuer might be unable to pay its interest and principal obligations in a timely manner, thus creating a default situation. Credit risk is significant for high-yield bond investments. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Fund attempts to reduce portfolio credit risk by diversifying its holdings and doing careful credit research.

· Interest Rate Risk Rising interest rates will cause the prices of existing bonds in the market to fall. Longer maturity bonds will typically decline more than those with shorter maturities. If the Fund holds longer maturity bonds and interest rates rise unexpectedly, the Fund's performance could decline. Falling interest rates will cause the Fund's portfolio income to decline, as maturing bonds are reinvested at lower yields. Investors should expect the Fund's monthly income to fluctuate with changes in its portfolio and changes in the level of interest rates.

· Liquidity Risk The high-yield bond market is much less liquid than the investment-grade bond market. This creates a risk that the Fund may not be able to buy or sell optimal quantities of high-yield bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

· Market Risk The high-yield bond and securities market can experience sharp and sudden price swings due to a variety of factors, including changes in securities regulations, swings in market psychology, volatility in the stock market, changing economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.

· Foreign Investment Risk To the extent the Fund holds foreign securities, whether or not such bonds are denominated in U.S. Dollars, the Fund will be subject to special risks. These risks will include greater volatility, investments that are less liquid than similar U.S. bonds, and adverse political or economic developments resulting from political, international or military crises. An additional risk is that the value of the Fund's investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

· Prepayment Risk Most high-yield bonds may be called by the issuer prior to final maturity. The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected. This may happen during a period of declining interest rates.

· Defaulted or Bankrupt Securities Risk The Fund may invest in securities that are in default or bankruptcy. These securities are not paying interest and may not pay principal, and will typically be replaced by new securities issued in a financial restructuring or bankruptcy reorganization. There are risks in the timing and details of a restructuring or reorganization. Delays will result in lost income to the Fund, and the value or amount of new securities issued may be less than expected. There are also legal risks that proceedings may be very lengthy and that bankruptcy laws may be interpreted in ways that are unfavorable to bondholders.

· Convertible Securities Risk Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality.

· Equity Investment Risk To the extent the Fund invests in common stocks, it may be subject to the risks of changing economic, stock market, industry and company conditions. In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders.

· Manager Risk Performance of individual high-yield fixed-income securities can vary widely. Over any given time period, it is possible that poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

· Political and International Crisis Risk There is a risk that major political or international crises may occur which could have a significant effect on economic conditions and the financial markets. Such crises, depending on their timing and scale, could severely impact the operations of the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year.

The table shows how the Fund's average annual total return for one and five years and over the life of the Fund compare to the returns of a broad-based market index. Note: The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Updated
		information on the Fund's results can be obtained by calling 800-528-3780.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-528-3780
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are as follows: Highest Quarterly Return 29.54% 2nd quarter 2009 Lowest Quarterly Return -19.24% 4th quarter 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Fund, before and after taxes, is not necessarily an indication of how it will perform
		in the future.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Aegis High Yield Fund (Prospectus Summary) | Aegis High Yield Fund | Barclays Capital High Yield Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2004
Aegis High Yield Fund (Prospectus Summary) | Aegis High Yield Fund | Aegis High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee Paid to the Aegis High Yield Fund (as a percentage of amount redeemed within 180 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses (before expense reimbursement)	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,714
Annual Return 2004	rr_AnnualReturn2004	3.86%
Annual Return 2005	rr_AnnualReturn2005	6.26%
Annual Return 2006	rr_AnnualReturn2006	15.13%
Annual Return 2007	rr_AnnualReturn2007	0.74%
Annual Return 2008	rr_AnnualReturn2008	(25.18%)
Annual Return 2009	rr_AnnualReturn2009	63.85%
Annual Return 2010	rr_AnnualReturn2010	14.22%
Annual Return 2011	rr_AnnualReturn2011	(0.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2004
Aegis High Yield Fund (Prospectus Summary) | Aegis High Yield Fund | Aegis High Yield Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2004
Aegis High Yield Fund (Prospectus Summary) | Aegis High Yield Fund | Aegis High Yield Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2004

[1]	Aegis Financial Corporation (the "Advisor") has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund's expenses until April 30, 2013 in order to limit the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (not including Acquired Fund Fees and Expenses) of the Fund to 1.20% of the Fund's average daily net assets. Brokerage fees, interest expenses, taxes and dividend and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement. Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" of the Fund to exceed 1.20% and the repayment is made within three years after the year in which the Advisor incurred the expense. The agreement may be extended by the parties for additional one-year terms.